RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Pursuant to IAS 24, the related parties of the Group are entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries, companies belonging to the FCA Group and other companies controlled by the Exor Group (including CNH Industrial N.V. and its subsidiaries), unconsolidated subsidiaries of the Group, associates and joint ventures. In addition, members of the Ferrari Board of Directors, Board of Statutory Auditors and executives with strategic responsibilities and their families are also considered related parties.
The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are primarily of a commercial nature and, in particular, these transactions relate to:
Transactions with FCA Group companies

•	the sale of engines and car bodies to Maserati S.p.A. (“Maserati”) which is controlled by the FCA Group;

•	the purchase of engine components for the use in the production of Maserati engines from FCA US LLC, which is controlled by FCA Group;

•
a technical cooperation, starting from November 2019, between the Group and FCA Group with the aim to enhance the quality and competitiveness of their respective products, while reducing costs and investments;

•
the purchase of automotive lighting and automotive components from Magneti Marelli S.p.A., Automotive Lighting Italia S.p.A., Sistemi Sospensioni S.p.A. and Magneti Marelli Powertrain Slovakia s.r.o. (which form part of “Magneti Marelli”), which were controlled by the FCA Group until May 2, 2019 when FCA completed the sale of Magneti Marelli. Following the sale, Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party;

•
transactions with FCA Group companies, mainly relating to the services provided by FCA Group companies, including human resources, payroll, tax, customs and procurement of insurance coverage and sponsorship revenues.

Transactions with Exor Group companies (excluding FCA Group companies)

•	the Group incurs rental costs from Iveco Group companies related to the rental of trucks used by the Formula 1 racing team;

•	the Group earns sponsorship revenue from Iveco S.p.A.

Transactions with other related parties

•	the purchase of components for Formula 1 racing cars from COXA S.p.A., controlled by Piero Ferrari;

•	consultancy services provided by HPE S.r.l., controlled by Piero Ferrari;

•	sponsorship agreement relating to Formula 1 activities with Ferretti S.p.A.;

•	sale of cars to certain members of the Board of Directors of Ferrari N.V. and Exor.

In accordance with IAS 24, transactions with related parties also include compensation to Directors and managers with strategic responsibilities.

The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2019			2018			2017
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
FCA Group companies
Maserati	143,091	6,275	—	217,922	3,982	—	315,407	4,698	—
FCA US LLC	—	17,954	—	—	28,486	—	6	44,882	—
Magneti Marelli(2)	352	10,444	—	1,589	40,343	—	1,866	36,670	—
Other FCA Group companies	8,637	8,028	1,965	12,106	7,193	1,370	6,754	7,007	1,191
Total FCA Group companies	152,080	42,701	1,965	231,617	80,004	1,370	324,033	93,257	1,191
Exor Group companies (excluding the FCA Group)	281	368	4	311	179	—	283	492	—
Other related parties	610	13,906	31	1,707	12,651	—	2,159	13,666	—
Total transactions with related parties	152,971	56,975	2,000	233,635	92,834	1,370	326,475	107,415	1,191
Total for the Group	3,766,615	2,153,480	42,082	3,420,321	1,953,441	23,563	3,416,890	1,986,792	29,260
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses, net.

(2)	FCA completed the sale of Magneti Marelli on May 2, 2019, following which Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party.

Assets and liabilities originating from related party transactions are summarized in the table below:

	At December 31,
	2019				2018
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
FCA Group companies
Maserati	48,617	5,449	—	21,821	39,077	6,099	—	30,594
FCA US LLC	—	4,636	—	—	135	6,332	—	—
Magneti Marelli(1)	—	—	—	—	2,774	9,427	—	—
Other FCA Group companies	1,165	3,598	203	581	5,896	4,689	1,481	44
Total FCA Group companies	49,782	13,683	203	22,402	47,882	26,547	1,481	30,638
Exor Group companies (excluding the FCA Group)	350	9	237	207	377	13	—	4
Other related parties	147	2,565	1,295	1,835	208	1,999	5	—
Total transactions with related parties	50,279	16,257	1,735	24,444	48,467	28,559	1,486	30,642
Total for the Group	231,439	711,539	92,830	800,015	211,399	653,751	64,295	589,743
______________________________

(1)	FCA completed the sale of Magneti Marelli on May 2, 2019, following which Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party.

There were no financial assets or financial liabilities originating from related party transactions at December 31, 2019 or December 31, 2018.

Emoluments to Directors and Key Management
The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Directors of Ferrari N.V.	10,260	17,043	17,767

The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2019 was €10,260 thousand (€17,043 thousand in 2018 and €17,767 thousand in 2017), inclusive of the following:

•	€1,786 thousand for salary and other short-term benefits (€1,080 thousand in 2018 and €1,277 thousand in 2017); and

•
€8,474 thousand for share-based compensation awarded under the Company’s equity incentive plans, (€15,963 thousand in 2018, including an acceleration of the costs relating to the equity incentive plan of the former Chairman and Chief Executive Officer (Mr. Sergio Marchionne) and €16,490 thousand in 2017). See Note 21 “Share-based compensation” for additional information related to the equity incentive plans. For the year ended December 31, 2017 only, Non-Executive Directors’ compensation also included €418 thousand that was settled in common shares of the Company. There was no equity-settled compensation for Non-Executive Directors for the years ended December 31, 2019 and 2018.

The aggregate compensation for members of the Senior Management Team (excluding the CEO) in 2019 was €19,839 thousand (€16,674 thousand in 2018 and €16,015 thousand in 2017), inclusive of the following:

•	€14,671 thousand for salary and short-term incentives (€13,915 thousand in 2018 and €10,964 thousand in 2017);

•	€5,168 thousand for share-based compensation awarded under the Company’s equity incentive plans (€2,759 thousand in 2018 and €4,737 thousand in 2017); and

•	for the year ended December 31, 2017 only, €314 thousand of other long-term benefits.